Properties, Plants and Equipment - Components Of Property, Plants And Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Properties, plants and equipment, at cost	$ 8,448,207	$ 7,299,517
Accumulated depreciation	(3,033,353)	(2,726,378)
Properties, plants and equipment, net	5,414,854	4,573,139
Land, buildings and improvements
Property, Plant and Equipment [Line Items]
Properties, plants and equipment, at cost	607,554	517,829
Refining facilities
Property, Plant and Equipment [Line Items]
Properties, plants and equipment, at cost	4,839,926	4,202,524
Pipelines and terminals
Property, Plant and Equipment [Line Items]
Properties, plants and equipment, at cost	1,956,008	1,786,279
Transportation vehicles
Property, Plant and Equipment [Line Items]
Properties, plants and equipment, at cost	27,809	26,715
Other fixed assets
Property, Plant and Equipment [Line Items]
Properties, plants and equipment, at cost	306,606	400,159
Construction in progress
Property, Plant and Equipment [Line Items]
Properties, plants and equipment, at cost	$ 710,304	$ 366,011